Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transaction
Sales	$ 8,486,000	$ 9,794,000	$ 8,074,000
Interest paid	132,000	152,000	144,000
Balances with related parties included in:
Accounts receivable-related parties	3,860,000	4,223,000
Accounts payable-related parties	20,000	19,000
Amounts due from related parties	8,544,000	1,136,000
Amounts due to related parties	7,021,000	5,308,000
Amounts due to related parties - equal installment due Dec 31,2018		3,000,000
Amounts due to related parties - equal installment due Dec 31,2019		3,000,000
Marketing services
Related party transaction
Expenses	10,567,000	9,142,000	5,844,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Interest paid	132,000
Guarantee fee on bank loan	320,000	471,000	471,000
Balances with related parties included in:
Accounts receivable-related parties	2,761,000	2,589,000
Accounts payable-related parties		19,000
Amounts due from related parties	23,000	107,000
Amounts due to related parties	454,000	152,000
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	8,486,000	9,794,000	8,074,000
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	372,000	741,000	751,000
Indirect subsidiaries of CK Hutchison | Management service
Related party transaction
Expenses	897,000	874,000	845,000
Equity investees
Related party transaction
Purchases	1,182,000	280,000	3,701,000
Balances with related parties included in:
Accounts receivable-related parties	1,099,000	1,634,000
Accounts payable-related parties	20,000
Amounts due from related parties	893,000	1,029,000
Amounts due to related parties	6,567,000	3,070,000
Other deferred income	1,648,000	1,771,000
Equity investees | Research and development services
Related party transaction
Sales	9,682,000	8,429,000	5,383,000
Equity investees | Marketing services
Related party transaction
Expenses	10,195,000	8,401,000	5,093,000
Equity investees | Dividend receivable
Balances with related parties included in:
Amounts due from related parties	7,628,000
Immediate holding company
Related party transaction
Interest paid		152,000	$ 144,000
Balances with related parties included in:
Amounts due to related parties		2,086,000
Other non-current liabilities		6,000,000
Immediate holding company and an indirect subsidiary of CK Hutchison
Balances with related parties included in:
Amounts due to related parties	$ 454,000	$ 2,238,000